Significant Accounting Policies - Schedule of Estimated Useful Lives of Finite-Lived Intangible Assets (Detail)	12 Months Ended
Dec. 31, 2016
Trade name | Minimum
Finite Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	1 year
Trade name | Maximum
Finite Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	10 years
Developed technology | Minimum
Finite Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	6 years
Developed technology | Maximum
Finite Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	8 years
Non-compete agreements | Minimum
Finite Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	2 years
Non-compete agreements | Maximum
Finite Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	5 years
Customer relationships | Minimum
Finite Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	8 years
Customer relationships | Maximum
Finite Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	10 years